EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 16 - EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years ended June 30, 2016 and 2015, respectively:

	For the years ended June 30,
	2017	2016	2015

Net income attributable to the common shareholders	$20,349,791	$12,117,397	$26,072,653

Basic weighted-average common shares outstanding	19,926,510	20,012,356	16,800,000
Effect of dilutive securities	155,579	-	-
Diluted weighted-average common shares outstanding	20,082,089	20,012,356	16,800,000

Earnings per share – Basic	$1.02	$0.61	$1.55
Earnings per share – Diluted	$1.01	$0.61	$1.55

Basic earnings per share are computed by dividing the net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share are computed by adding other common stock equivalents, including non-vested common share in the weighted average number of common shares outstanding for a period, if dilutive.